Provision for credit losses	12 Months Ended
Dec. 31, 2022
Provision for credit losses
9 Provision for credit losses
in	2022		2021		2020
Provision for credit losses (CHF million)
Loans held at amortized cost	188		(23)		863
Other financial assets held at amortized cost	(132)	[1]	4,291	[1]	24
Off-balance sheet credit exposures	(40)		(63)		209
Provision for credit losses	16		4,205		1,096
1 Primarily reflected a provision/(release of provision) for credit losses of CHF (155) million and CHF 4,307 million in 2022 and 2021, respectively, related to Archegos.

Bank
Provision for credit losses
9 Provision for credit losses
in	2022		2021		2020
Provision for credit losses (CHF million)
Loans held at amortized cost	190		(23)		863
Other financial assets held at amortized cost	(135)	[1]	4,295	[1]	19
Off-balance sheet credit exposures	(40)		(63)		210
Provision for credit losses	15		4,209		1,092
1 Primarily reflected a provision/(release of provision) for credit losses of CHF (155) million and CHF 4,307 million in 2022 and 2021, respectively, related to Archegos.